Income Taxes - Schedule of Current Income Tax Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Disclosure [Line Items]
Total current income tax provision	$ 38	$ 26
Domestic Federal
Income Taxes Disclosure [Line Items]
Total current income tax provision	3	1
Foreign Tax Authority [Member]
Income Taxes Disclosure [Line Items]
Total current income tax provision	$ 35	$ 25